Related Party Balances and Transactions (Details) ¥ in Thousands, $ in Thousands	1 Months Ended
	Apr. 30, 2020 USD ($)	Jan. 31, 2020 USD ($)	Oct. 31, 2019 CNY (¥)	Jan. 31, 2019 USD ($)
Beijing Junwei Technology Co., Ltd [Member]
Related Party Balances and Transactions (Details) [Line Items]
Principal amount | ¥			¥ 500
Loan date			Mar. 24, 2020
Enmoli Inc [Member]
Related Party Balances and Transactions (Details) [Line Items]
Principal amount | $	$ 250	$ 600		$ 788
Loan date	May 18, 2020			Dec. 31, 2020